Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	21 Months Ended	23 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	38 Months Ended	45 Months Ended	50 Months Ended	57 Months Ended	62 Months Ended	74 Months Ended	86 Months Ended	98 Months Ended
	Dec. 01, 2022	Jan. 28, 2021	Sep. 05, 2017	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000228990
Account Value [Line Items]
Line Graph and Table Measure Name							Main International ETF
Accumulated Value	$ 10,000					$ 9,947				$ 11,975			$ 15,030
C000190408
Account Value [Line Items]
Line Graph and Table Measure Name							Main Sector Rotation ETF
Accumulated Value			$ 10,000	$ 10,572				$ 10,728			$ 12,196			$ 12,601		$ 18,237		$ 16,528	$ 17,545	$ 22,907	$ 27,875
C000223946
Account Value [Line Items]
Line Graph and Table Measure Name							Main Thematic Innovation ETF
Accumulated Value		$ 10,000			$ 9,480				$ 4,962			$ 5,155			$ 7,237		$ 11,467
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Index
Accumulated Value	$ 10,000					$ 9,829				$ 12,220			$ 15,267
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000	$ 10,502				$ 11,274			$ 12,889			$ 14,141		$ 20,209		$ 17,256	$ 19,006	$ 26,232	$ 31,860
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Index Net
Accumulated Value		$ 10,000			$ 11,526				$ 9,226			$ 10,195			$ 13,538		$ 16,604